Note 11 - Income Tax	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
11.	INCOME TAX
Income tax expense is accrued upon recognition of revenue and is withheld at source on remittances from China.